Municipal Total Return Managed Accounts Portfolio
Municipal Total Return Managed Accounts Portfolio
Investment Objectives
The primary investment objective of the Portfolio is to seek attractive total return. The Portfolio also seeks to provide high current income exempt from regular federal income taxes.
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees -	Municipal Total Return Managed Accounts Portfolio
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Exchange Fee	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Municipal Total Return Managed Accounts Portfolio
Management Fees	[1]	none
Interest and Related Expenses From Inverse Floaters		0.01%
Other Expenses		0.08%
Total Annual Portfolio Operating Expenses		0.09%
Fee Waiver and/or Expense Reimbursement	[2]	(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.01%
[1]	The Portfolio itself pays no management fees. You will, however, continue to incur the management fee for the amount invested in the Portfolio through the separately managed account associated with such investment.
[2]	The investment adviser has agreed irrevocably during the existence of the Portfolio to waive all fees and pay or reimburse all expenses of the Portfolio, except for interest expense, taxes, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses.

Example

The following example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Portfolio for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Redemption
Expense Example - (USD $)	Municipal Total Return Managed Accounts Portfolio
1 Year	1
3 Years	3
5 Years	6
10 Years	13

No Redemption
Expense Example, No Redemption - (USD $)	Municipal Total Return Managed Accounts Portfolio
1 Year	1
3 Years	3
5 Years	6
10 Years	13

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio's portfolio managers use a value-oriented strategy and looks for higher-yielding and undervalued municipal bonds that offer the potential for above-average total return. The Portfolio invests in various types of municipal securities, including investment grade (rated BBB/Baa or better), below investment grade (rated BB/Ba or lower) (high yield), and unrated municipal securities. The Portfolio will focus on securities with intermediate to longer term maturities. The Portfolio may invest up to 50% of its net assets in high yield municipal bonds, but will normally invest 10-30% of its net assets in such bonds. Such securities are commonly referred to as "high yield" securities or junk bonds. The Portfolio may invest up to 5% of its net assets in defaulted bonds.

The Portfolio may invest up to 50% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates ("inverse floaters"). The credit quality of the bonds underlying all leveraged municipal securities will be rated AA/Aa or higher, or, if unrated, judged to be of comparable quality by the Portfolio's portfolio managers. The Portfolio may also make forward commitments in which the Portfolio agrees to buy a security for settlement in the future at a price agreed upon today.

Developed exclusively for use within Nuveen-sponsored separately managed accounts, the Portfolio is a specialized municipal bond portfolio to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Portfolio enables certain Nuveen municipal separately managed account investors to achieve greater diversification and return potential than smaller managed accounts might otherwise achieve by using lower quality, higher yielding securities and to gain access to special investment opportunities normally available only to institutional investors. This prospectus should be read in conjunction with the Form ADV of the separately managed account in which you are investing.

Principal Risks

The price and yield of this Portfolio will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in this Portfolio are described below:

Call Risk—If an issuer calls higher-yielding bonds held by the Portfolio, performance could be adversely impacted.

Credit Risk—Credit risk is the risk that an issuer of debt a security may be unable or unwilling to make interest and principal payments when due and the related risk that the value of a debt security may decline because of concerns about the issuer's ability or willingness to make such payments. In addition, parties to other financial contracts with the Portfolio could default on their obligations.

High Yield Securities Risk—High yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The Portfolio's income could decline during periods of falling interest rates. Also, if the Portfolio invests in inverse floating rate securities, the Portfolio's income may decrease if short-term interest rates rise.

Interest Rate Risk—Interest rate risk is the risk that the value of the Portfolio's portfolio will decline because of rising interest rates. Interest rate risk may be increased by the Portfolio's investment in inverse floating rate securities because of the leveraged nature of these investments.

Inverse Floaters Risk—The use of inverse floaters by the Portfolio creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the Portfolio could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the Portfolio on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

Market Risk—The market values of securities owned by the Portfolio may decline, at times sharply and unpredictably.

Non-Diversification Risk—As a non-diversified Portfolio, the Portfolio may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified Portfolio.

Tax Risk—Income from municipal bonds held by the Portfolio could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of a bond issuer. In addition, a portion of the Portfolio's otherwise exempt-interest dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Portfolio Performance

The following bar chart and table provide some indication of the potential risks of investing in the Portfolio. The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

The bar chart below shows the variability of the Portfolio's performance from year to year.

Annual Total Return*
[1]	Year-to-date total return as of September 30, 2011 was 10.37%.

During the three-year period ended December 31, 2010, the Portfolio's highest and lowest quarterly returns were 8.02% and -5.23%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table below shows the variability of the Portfolio's average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employer-sponsored retirement plans.

Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, returns would be reduced.

Average Annual Total Returns for the Periods Ended December 31, 2010
Average Annual Total Returns -	1 Year	Since Inception	Inception Date
Municipal Total Return Managed Accounts Portfolio	3.39%	4.65%	May 31, 2007
Municipal Total Return Managed Accounts Portfolio Return After Taxes on Distributions	3.20%	4.59%	May 31, 2007
Municipal Total Return Managed Accounts Portfolio Return After Taxes on Distributions and Sale of Shares	4.18%	4.65%	May 31, 2007
Municipal Total Return Managed Accounts Portfolio Barclays Capital 7-Year Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	4.64%	5.93%
Municipal Total Return Managed Accounts Portfolio Barclays Capital Municipal Bond Index (reflects no deduction for taxes or certain expenses)	2.37%	4.17%